Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Basis of Presentation
EveryWare Global, Inc., a Delaware corporation formed in 2011, is a leading global marketer of tabletop and food preparation products for the consumer, foodservice and specialty markets. All references in this Quarterly Report on Form 10-Q to the “Company,” “EveryWare,” “we,” “us,” and “our” refer to EveryWare Global, Inc. and its consolidated subsidiaries (unless the context otherwise requires). ROI Acquisition Corp. (“ROI”) refers to the Company as it existed prior to the business combination in May 2013 (the “Business Combination”) involving ROI and the company formerly known as EveryWare Global, Inc. (“Former EveryWare”) and pursuant to which Former EveryWare was merged into a wholly-owned subsidiary of ROI and the name of ROI was changed to EveryWare Global, Inc.
We have prepared the condensed consolidated financial statements included herein, without audit, pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). The information furnished in the condensed consolidated financial statements includes normal recurring adjustments and reflects all adjustments, which are, in the opinion of management, necessary for a fair presentation of the results of operations and statements of financial position for the interim periods presented. Certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted pursuant to such rules and regulations. We believe that the disclosures are adequate to make the information presented not misleading when read in conjunction with our fiscal 2013 consolidated financial statements and the notes thereto included in Part II, Item 8 of our Annual Report on Form 10-K as filed with the SEC on March 31, 2014. Unless otherwise indicated, all amounts are in thousands except per share amounts. Certain reclassifications have been made to prior year amounts to conform to current year presentation.
Operating results for the three and six months ended June 30, 2014 are not necessarily indicative of the results that may be expected for future operating quarters.

Organization
EveryWare Global, Inc. and its subsidiaries, (“EveryWare” or the “Company”) is a leading global marketer of tabletop and food preparation products for the consumer, foodservice and specialty markets. We operate our business in four segments: consumer, foodservice, specialty and international. International includes all countries in which we operate other than the U.S. and Canada.
We offer a comprehensive line of tabletop and food preparation products, such as bakeware, beverageware, serveware, storageware, flatware, dinnerware, crystal, banquetware and hollowware; premium spirit bottles; cookware; gadgets; candle and floral glass containers; and other kitchen products. We market our products globally under the Anchor Hocking®, Anchor®, Anchor Home®, FireKing®, ONEIDA®, Buffalo China®, Delco® and Sant’ Andrea® brands; in Europe under the Viners®, MermaidTM, George WilkinsonTM, Great British Bakeware®, Longlife® and RTATM brands; and in Latin America under the Ana Maria Braga®, Anchor Hocking®, ONEIDA® and W.A. Rogers® brands. Our customers range from Fortune 500 companies to medium and small-sized companies in the consumer, foodservice, business-to-business and e-commerce channels. We own and operate two glass manufacturing plants in the U.S., in Lancaster, Ohio, and Monaca, Pennsylvania. We lease two metal bakeware manufacturing plants in Burnley and Oldbury, United Kingdom, and an assembly facility in Fakenberg, United Kingdom, and source a variety of tableware products from third parties, primarily in Asia and Europe.